Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory

6. INVENTORY

Inventory has been recorded at cost as of September 30, 2018 and December 31, 2017. Costs capitalized at September 30, 2018 and December 31, 2017 relate to HOTSHOT finished goods, as well as raw materials available to be used for future production runs.

The following table presents inventory:

	September 30, 2018	December 31, 2017
Raw materials	$7,240	$17,411
Finished goods	216,279	414,480

Total inventory	$223,519	$431,891

In the second quarter of 2018, the Company wrote off raw materials that are not expected to be used in future production runs, as well as finished goods inventory no longer expected to be used for product sampling. In the prior year, the Company wrote off raw materials not expected to be used in future production runs and expiring finished goods not anticipated to be sold.

There were no inventory write-offs during the three months ended September 30, 2018. Write-offs totaled approximately $85,000 for the nine months ended September 30, 2018, and approximately $15,000 and $34,000 for the three and nine months ended September 30, 2017, respectively, and were included in cost of product revenue in the accompanying condensed consolidated statement of operations.

6. INVENTORY

The Company began capitalizing inventory as of March 31, 2016, when it was determined that the inventory had a probable future economic benefit. Inventory has been recorded at cost as of December 31, 2017 and December 31, 2016. Costs capitalized at December 31, 2017 and December 31, 2016 relate to HOTSHOT finished goods, as well as raw materials available to be used for future production runs.

The following table presents inventory:

	December 31, 2017	December 31, 2016
Raw materials	$17,411	$19,888
Finished goods	414,480	434,244

Total inventory	$431,891	$454,132

In the second quarter of 2017, the Company completed a production run of HOTSHOT. From the second to fourth quarter of 2017, the Company wrote off materials purchased for production that were not expected to be used in future production runs, as well as expiring finished goods. In 2016, the Company wrote off raw materials purchased for production runs of HOTSHOT that were not expected to be used in future production runs, as well as finished goods not expected to be sold based upon projected sales, estimated product shelf life, the number of units produced and production level requirements.

Write-offs totaled approximately $42,000 and $282,000 for the years ended December 31, 2017 and December 31, 2016, respectively, and are included in cost of product revenue in the accompanying consolidated statement of operations.

The cost of product revenue related to deferred revenue is capitalized and recorded as cost of product revenue at the time the revenue is recognized.